Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income / (loss)	$ 76,310	$ 12,580	$ (36,420)
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation and amortization	142,784	142,230	115,845
Share-based compensation expense	6,032	6,763	9,269
Loss (Gain) on disposal of assets	467	487	(60)
Non-cash interest (income) expense	(1,171)	1,549	8,087
Deferred tax expense / (benefit)	(2,719)	(3,753)	(10,261)
Allowance for (reversal of) doubtful receivables	8,844	410	8,185
Charges on obsolete service inventories	2,294	137	100
Impairments and other charges	5,324	7,917
(Gain) on Buyer Stock Adjustment Amount (Note 8)			(4,236)
Other operating activities, net	327	933	837
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	25,159	(22,971)	(29,252)
(Increase) decrease in unbilled revenue	(15,737)	14,189	(1,704)
(Increase) decrease in retention withholdings	17,347	(14,151)	6,837
(Increase) decrease in inventories	(633)	11,951	(16,756)
(Increase) decrease in prepaid expenses	(909)	(8,901)	6,164
(Increase) decrease in other current assets	4,967	2,817	(13,711)
(Increase) decrease in other long-term assets and liabilities	(6,959)	16,259	6,075
Increase (decrease) in accounts payable and accrued expenses	(38,517)	(3,365)	33,651
Increase (decrease) in other current liabilities	6,119	11,878	9,926
Net cash provided by operating activities	229,329	176,959	92,576
Cash flows from investing activities:
Capital expenditures	(105,105)	(68,190)	(122,415)
IPM investments (Note 3)		(16,031)	(17,367)
Proceeds from disposal of assets	3,058	1,758	626
Other investing activities	(9,087)	(1,000)	(7,552)
Net cash used in investing activities	(111,134)	(83,463)	(146,708)
Cash flows from financing activities:
Proceeds from long-term debt	4,063	11,300	3,194
Repayments of long-term debt	(85,806)	(54,763)	(78,755)
Proceeds from short-term borrowings	83,434	94,506	139,482
Repayments of short-term borrowings	(72,614)	(137,402)	(119,165)
Payments on capital leases	(3,193)	(2,403)	(3,108)
Payments on seller-provided financing for capital expenditures	(3,781)	(15,569)	(14,443)
Other financing activities, net	(163)	(197)
Net cash provided by (used in) financing activities	(78,060)	(104,528)	(72,795)
Effect of exchange rate changes on cash			8
Net increase (decrease) in cash	40,135	(11,032)	(126,919)
Cash and cash equivalents, beginning of period	67,821	78,853	205,772
Cash and cash equivalents, end of period	107,956	67,821	78,853
Supplemental disclosure of cash flow information (also refer Note 3):
Interest paid	38,306	33,914	19,236
Income taxes paid	$ 12,943	$ 15,221	$ 10,989